SUBSEQUENT EVENT (Details)	1 Months Ended
	Jul. 31, 2024 $ / shares shares	Apr. 30, 2024 USD ($) EquityInstruments	Mar. 31, 2023 $ / shares shares	Jun. 30, 2024 $ / shares shares	May 14, 2024 shares	Apr. 08, 2024 USD ($) $ / shares shares	Mar. 31, 2024 $ / shares shares	Dec. 31, 2023 $ / shares shares	Sep. 30, 2023 $ / shares shares	Dec. 31, 2022 $ / shares shares	Sep. 30, 2022 shares
SUBSEQUENT EVENT
Common Stock, Shares Authorized | shares			9,000,000		13,888,889		500,000	500,000		500,000	180,000,000
Common stock, par value (in dollars per share) | $ / shares			$ 0.001				$ 0.001	$ 0.001		$ 0.001
Reverse stock split ratio			0.05
Subsequent Events
SUBSEQUENT EVENT
Common Stock, Shares Authorized | shares	500,000			100,000,000					9,000,000
Common stock, par value (in dollars per share) | $ / shares	$ 0.001			$ 0.001					$ 0.001
Reverse stock split ratio	0.056
Subsequent Events | Centurion debenture
SUBSEQUENT EVENT
Common shares issued to settle amounts owed		13,120
Debt repaid | $		$ 141,000
Debt Instrument, Convertible, Settlement Method [Extensible Enumeration]		us-gaap:ShareSettlementMember
Subsequent Events | Innovation Neuromonitoring LLC
SUBSEQUENT EVENT
Cancellation of future installment payments | $						$ 270,000
Subscription of shares | shares						24,292
Exchange price per share | $ / shares						$ 11.115